Document and Entity Information	Jul. 30, 2024
Cover [Abstract]
Entity Registrant Name	Crescent Private Credit Income Corp
Amendment Flag	false
Entity Central Index Key	0001954360
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 30, 2024
Entity Incorporation State Country Code	MD
Entity File Number	814-01599
Entity Tax Identification Number	88-4283363
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false